Inventories	12 Months Ended
Dec. 31, 2018
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Inventories
12.	INVENTORIES

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000

Raw materials	109,756	93,304	13,571
Work in progress	48,102	48,568	7,064
Finished goods	20,176	30,239	4,398

	178,034	172,111	25,033